Schedule of Long Term Borrowings (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Disclosure of long term debt [Line Items]
Long-term debt, gross	$ 686,853	$ 480,000	$ 822,342	$ 572,000
Less net unamortized debt issue costs	(7,562)		(9,873)
Long-term debt	679,291		812,469
Canadian Denominated Borrowings [Member]
Disclosure of long term debt [Line Items]
Long-term debt, gross	28,000
U.S Denominated Borrowings [Member]
Disclosure of long term debt [Line Items]
Long-term debt, gross	109,809	80,000	17,252	12,000
7.125% Senior Notes Due 2026 [Member]
Disclosure of long term debt [Line Items]
Long-term debt, gross			230,026	160,000
6.875% senior notes due 2029 [Member]
Disclosure of long term debt [Line Items]
Long-term debt, gross	$ 549,044	$ 400,000	$ 575,064	$ 400,000